SCOPE OF CONSOLIDATION - Impairment of Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairments of equity method investments	$ 1,405	$ 0	$ 0
Acciaerie d'Italia
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairments of equity method investments	$ 1,405